Exhibit 99.2

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC

Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For Month Ending September 30, 2011

SRC Class Total	SRC Remittances During Month Collected: $1,767,465.72 Remitted: $1,759,795.53*

*Includes $65,247.94 collected in August and remitted in September.  Difference between total collected and total remitted amount reflects $72,918.13 collected in September and remitted in October.

$10,710.89 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of November, 2011.

ENTERGY ARKANSAS, INC., as Servicer

By:  /s/ Frank Williford
Name:   Frank Williford
Title:     Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC

Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For Month Ending: October 31, 2011

SRC Class Total	SRC Remittances During Month Collected: $1,506,251.86 Remitted: $1,491,445.6*

*Includes $72,918.13 collected in September and remitted in October.  Difference between total collected and total remitted amount reflects $87,724.33 collected in October and remitted in November.

$12,632.59 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of November, 2011.

ENTERGY ARKANSAS, INC., as Servicer

By:  /s/ Frank Williford
Name:   Frank Williford
Title:     Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC

Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For Month Ending: November 30, 2011

SRC Class Total	SRC Remittances During Month Collected: $1,171,315.34 Remitted: $1,216,712.83*

*Includes $87,724.33 collected in October and remitted in November.  Difference between total collected and total remitted amount reflects $42,326.84 collected in November and remitted in December.

$10,551.00 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of December, 2011

ENTERGY ARKANSAS, INC., as Servicer

By:  /s/ Frank Williford
Name:   Frank Williford
Title:     Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC

Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For Month Ending  December 31, 2011 :

SRC Class Total	SRC Remittances During Month Collected: $1,084,069.24 Remitted: $1,076,139.86*
*Includes $42,326.84 collected in November and remitted in December.  Difference between total collected and total remitted amount reflects $50,256.22 collected in December and remitted in January.

$8,731.53 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of January, 2012.

ENTERGY ARKANSAS, INC., as Servicer

By:  /s/ Frank Williford
Name:   Frank Williford
Title:     Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC

Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For Month Ending January 31, 2012:

SRC Class Total	SRC Remittances During Month Collected: $1,209,047.28 Remitted: $1,225,527.12*

*Includes $50,256.22 collected in December and remitted in January.  Difference between total collected and total remitted amount reflects $33,776.38 collected in January and remitted in February.

$8,148.67 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of February, 2012.

ENTERGY ARKANSAS, INC., as Servicer

By:  /s/ Frank Williford
Name:   Frank Williford
Title:     Director, Financings and Asst. Treasurer

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC

Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For Month Ending February 29, 2012

SRC Class Total	SRC Remittances During Month Collected: $1,354,653.22 Remitted: $1,343,421.28*

*Includes $33,776.38 collected in January and remitted in February.  Difference between total collected and total remitted amount reflects $45,008.32 collected in February and remitted in March.

$8,858.981 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of March, 2012.

ENTERGY ARKANSAS, INC., as Servicer

  By:  /s/ Frank Williford
  Name:   Frank Williford
  Title:     Director, Financings and Asst. Treasurer

1 February 2012 late payment charges include an adjustment of  ($313.39) due to the overstatement of September 2011 late payment charges

Monthly Servicer’s Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Storm Recovery Property Servicing Agreement)

ENTERGY ARKANSAS RESTORATION FUNDING, LLC

Entergy Arkansas, Inc., as Servicer

Pursuant to the Storm Recovery Property Servicing Agreement dated as of August 18, 2010 (the “Storm Recovery Property Servicing Agreement”) between
Entergy Arkansas, Inc., as Servicer, and Entergy Arkansas Restoration Funding, LLC, as Issuer, the Servicer does hereby certify as follows:

For the Month Ending March 31, 2012

Storm Cost Recovery Group	SRC’s Collected and Remitted
Total	Collected: $1,251,417.14 Remitted: $1,235,645.70 *

*Includes $45,008.32 collected in February and remitted in March.  Difference between total collected and total remitted amount reflects $60,779.76 collected in March and remitted in April.

$9,186.54 of late payment charges associated with Storm Recovery Charges has been collected and has been or will be paid to the Indenture Trustee.

Capitalized terms used herein have their respective meanings set forth in the Storm Recovery Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer’s Certificate the 25th day of April, 2012.

ENTERGY ARKANSAS, INC., as Servicer

By:  /s/ Frank Williford
Name:   Frank Williford
Title:     Director, Financings and Asst. Treasurer